RELATED-PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2022
RELATED-PARTY TRANSACTIONS
Schedule of intercompany loans

	Maturity	2022	2021
Assets
Others
Fundação Gerdau	December 31, 2022	—	2,678
		—	2,678

Liabilities
Joint ventures
Bradley Steel Processors Inc.	August 1, 2023	(24,890)	(24,648)
		(24,890)	(24,648)

	2022	2021	2020
Net financial income	(199)	6,089	8,277

Summary of guarantees granted

			Original
Related Party	Relationship	Object	Amount	Maturity	2022	2021	2020
Gerdau Aços Longos S.A e Gerdau Açominas S.A	Subsidiary	Commercial Contract	59,644	mar/23	50,644	—	—
Gerdau Aços Longos S.A e Gerdau Açominas S.A	Subsidiary	Commercial Contract	33,550	mar/23	33,550	—	—
Gerdau Trade Inc.	Subsidiary	Financing Agreements	1,484,250	abr/23	982,378	1,099,258	—
Gerdau Aços Longos S.A.	Subsidiary	Financing Agreements	400,000	nov/25	400,000	400,000	—
Gerdau Açominas S.A.	Subsidiary	Financing Agreements	400,000	set/26	400,000	—	—
Gerdau Aços Longos S.A.	Subsidiary	Financing Agreements	400,000	set/26	400,000	—	—
Gerdau Trade Inc.	Subsidiary	Financing Agreements	2,056,535	out/27	2,225,417	2,771,455	—
Gerdau Corsa S.A.P.I. de C.V.	Joint Venture	Financing Agreements	5,322,363	Set/27	629,255	2,157,290	2,242,865
GUSAP III LP.	Subsidiary	Financing Agreements	2,100,600	jan/30	2,598,415	2,790,250	—
Gerdau Ameristeel US Inc.	Subsidiary	Financing Agreements	103,505	out/37	266,103	284,606	—
Gerdau Aços Longos S.A.	Subsidiary	Financing Agreements	12,834	jun/38	12,216	12,516	—
GTL Trade Finance Inc.	Subsidiary	Financing Agreements	1,117,100	abr/44	2,509,938	2,790,250	—
Gerdau Summit Aços Fundidos e Forjados S.A.	Joint-venture	Financing Agreements	130,164	Aug/25	—	—	30,125

Schedule of changes in Restricted and Performance Shares with key management

	2022	2021	2020
Available at beginning of the year	3,712,436	6,456,248	6,717,872
Granted	840,496	709,990	733,218
Exercised	(1,135,503)	(3,453,802)	(937,325)
Cancelled	(2,262)	—	(64,112)
Others	—	—	6,595
Available at the end of the year	3,415,166	3,712,436	6,456,248